FI - Liabilities measured at fair value (Details 3) - CHF (SFr) SFr in Millions	Dec. 31, 2023	Dec. 31, 2022
Liabilities
Due to banks	SFr 100	SFr 490
Customer deposits	1,655	2,464
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	356	14,133
Obligation to return securities received as collateral	2,222	2,978
Trading liabilities	8,832	18,337
Short-term borrowings	4,012	6,783
Long-term debt	32,874	57,919
Other liabilities	1,500	2,286
Netting impact	(40,000)	(81,800)
Recurring basis
Liabilities
Due to banks	100	490
Customer deposits	1,655	2,464
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	356	14,133
Obligation to return securities received as collateral	2,222	2,978
Trading liabilities	8,832	18,337
Short-term borrowings	4,012	6,783
Long-term debt	32,874	57,919
Other liabilities	1,500	2,286
Netting impact	(40,055)	(81,870)
Total liabilities at fair value	51,551	105,390
Recurring basis | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	4,174	11,136
Recurring basis | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	22,092	27,716
Recurring basis | Long-term debt - of which other debt instruments over two years
Liabilities
Long-term debt	3,415	4,689
Recurring basis | Long-term debt - of which high-trigger instruments
Liabilities
Long-term debt		7,512
Recurring basis | Debt securities
Liabilities
Trading liabilities	355	5,461
Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	290	3,422
Recurring basis | Debt securities | Corporate debt securities
Liabilities
Trading liabilities	65	2,011
Recurring basis | Equity securities
Liabilities
Trading liabilities	2,358	3,706
Recurring basis | Short positions
Liabilities
Trading liabilities	2,713	9,167
Recurring basis | Derivative instruments
Liabilities
Trading liabilities	5,777	8,945
Netting impact	(39,814)	(80,026)
Recurring basis | Trading liabilities
Liabilities
Netting impact	(39,814)	(80,026)
Recurring basis | Other
Liabilities
Trading liabilities	342	225
Recurring basis | Other liabilities
Liabilities
Netting impact	(241)	(1,844)
Recurring basis | Level 1
Liabilities
Due to banks	0	0
Customer deposits	0	0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Obligation to return securities received as collateral	1,778	2,318
Trading liabilities	3,734	13,131
Short-term borrowings	0	0
Long-term debt	0	0
Other liabilities	37	133
Total liabilities at fair value	5,549	15,582
Recurring basis | Level 1 | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	0	0
Recurring basis | Level 1 | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	0	0
Recurring basis | Level 1 | Long-term debt - of which other debt instruments over two years
Liabilities
Long-term debt	0	0
Recurring basis | Level 1 | Long-term debt - of which high-trigger instruments
Liabilities
Long-term debt		0
Recurring basis | Level 1 | Debt securities
Liabilities
Trading liabilities	256	3,228
Recurring basis | Level 1 | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	256	3,150
Recurring basis | Level 1 | Debt securities | Corporate debt securities
Liabilities
Trading liabilities	0	53
Recurring basis | Level 1 | Equity securities
Liabilities
Trading liabilities	2,350	3,328
Recurring basis | Level 1 | Short positions
Liabilities
Trading liabilities	2,606	6,556
Recurring basis | Level 1 | Derivative instruments
Liabilities
Trading liabilities	1,128	6,575
Recurring basis | Level 1 | Derivative instruments | Interest rate derivatives
Liabilities
Trading liabilities	1	1,566
Recurring basis | Level 1 | Derivative instruments | Foreign exchange derivatives
Liabilities
Trading liabilities	13	20
Recurring basis | Level 1 | Derivative instruments | Credit derivatives
Liabilities
Trading liabilities	0	0
Recurring basis | Level 1 | Derivative instruments | Equity/Index-related products
Liabilities
Trading liabilities	1,110	4,981
Recurring basis | Level 1 | Derivative instruments | Other derivatives
Liabilities
Trading liabilities	4	5
Recurring basis | Level 1 | Other
Liabilities
Trading liabilities	0	0
Recurring basis | Level 2
Liabilities
Due to banks	100	490
Customer deposits	1,366	2,212
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	356	14,133
Obligation to return securities received as collateral	444	660
Trading liabilities	43,710	83,351
Short-term borrowings	3,941	6,330
Long-term debt	27,903	51,185
Other liabilities	1,405	3,794
Total liabilities at fair value	79,225	162,155
Recurring basis | Level 2 | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	4,027	10,697
Recurring basis | Level 2 | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	18,603	23,409
Recurring basis | Level 2 | Long-term debt - of which other debt instruments over two years
Liabilities
Long-term debt	2,127	2,961
Recurring basis | Level 2 | Long-term debt - of which high-trigger instruments
Liabilities
Long-term debt		7,484
Recurring basis | Level 2 | Debt securities
Liabilities
Trading liabilities	99	2,232
Recurring basis | Level 2 | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	34	272
Recurring basis | Level 2 | Debt securities | Corporate debt securities
Liabilities
Trading liabilities	65	1,957
Recurring basis | Level 2 | Equity securities
Liabilities
Trading liabilities	3	363
Recurring basis | Level 2 | Short positions
Liabilities
Trading liabilities	102	2,595
Recurring basis | Level 2 | Derivative instruments
Liabilities
Trading liabilities	43,607	80,756
Recurring basis | Level 2 | Derivative instruments | Interest rate derivatives
Liabilities
Trading liabilities	17,393	30,288
Recurring basis | Level 2 | Derivative instruments | Foreign exchange derivatives
Liabilities
Trading liabilities	17,276	26,180
Recurring basis | Level 2 | Derivative instruments | Credit derivatives
Liabilities
Trading liabilities	1,327	3,157
Recurring basis | Level 2 | Derivative instruments | Equity/Index-related products
Liabilities
Trading liabilities	7,450	20,731
Recurring basis | Level 2 | Derivative instruments | Other derivatives
Liabilities
Trading liabilities	20	210
Recurring basis | Level 2 | Other
Liabilities
Trading liabilities	1	0
Recurring basis | Level 3
Liabilities
Due to banks	0	0
Customer deposits	289	252
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Obligation to return securities received as collateral	0	0
Trading liabilities	1,202	1,881
Short-term borrowings	71	453
Long-term debt	4,971	6,734
Other liabilities	299	203
Total liabilities at fair value	6,832	9,523
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	147	439
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	3,489	4,307
Recurring basis | Level 3 | Long-term debt - of which other debt instruments over two years
Liabilities
Long-term debt	1,288	1,728
Recurring basis | Level 3 | Long-term debt - of which high-trigger instruments
Liabilities
Long-term debt		28
Recurring basis | Level 3 | Debt securities
Liabilities
Trading liabilities	0	1
Recurring basis | Level 3 | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	0	0
Recurring basis | Level 3 | Debt securities | Corporate debt securities
Liabilities
Trading liabilities	0	1
Recurring basis | Level 3 | Equity securities
Liabilities
Trading liabilities	5	15
Recurring basis | Level 3 | Short positions
Liabilities
Trading liabilities	5	16
Recurring basis | Level 3 | Derivative instruments
Liabilities
Trading liabilities	856	1,640
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives
Liabilities
Trading liabilities	94	118
Recurring basis | Level 3 | Derivative instruments | Foreign exchange derivatives
Liabilities
Trading liabilities	2	1
Recurring basis | Level 3 | Derivative instruments | Credit derivatives
Liabilities
Trading liabilities	196	242
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products
Liabilities
Trading liabilities	362	1,083
Recurring basis | Level 3 | Derivative instruments | Other derivatives
Liabilities
Trading liabilities	202	196
Recurring basis | Level 3 | Other
Liabilities
Trading liabilities	341	225
Nonrecurring basis
Liabilities
Other liabilities	732	23
Other liabilities of which commitments held-for-sale	732	23
Total liabilities at fair value	732	23
Nonrecurring basis | Level 1
Liabilities
Other liabilities	0	0
Other liabilities of which commitments held-for-sale	0	0
Total liabilities at fair value	0	0
Nonrecurring basis | Level 2
Liabilities
Other liabilities	203	2
Other liabilities of which commitments held-for-sale	203	2
Total liabilities at fair value	203	2
Nonrecurring basis | Level 3
Liabilities
Other liabilities	529	21
Other liabilities of which commitments held-for-sale	529	21
Total liabilities at fair value	SFr 529	SFr 21